Other Long-Term Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014 ManufacturingSite	Dec. 31, 2013	Dec. 31, 2012
Other Long-Term Liabilities (Textual) [Abstract]
Accruals for extended environmental-related activities	$ 114,281	$ 86,647	$ 97,220
Estimated costs of current investigation and remediation activities included in other accruals	16,868	15,385	17,101
Amount by which unaccrued maximum of estimated range exceeds minimum accruals	89,733
Number of manufacturing sites accounting for the majority of the accrual for environmental-related activities	2
Accruals for environmental-related activities of sites accounting for the majority of the accrual for environmental-related activities	82,707
Percentage of accrual for environmental-related activities related to sites accounting for the majority of the accrual for environmental-related activities	63.10%
Amount by which unaccrued maximum of estimated range exceeds minimum	89,733
Amount of unaccrued maximum related to sites accounting for the majority of the accrual for environmental-related activities	$ 57,927
Percentage of aggregate unaccrued maximum related to sites accounting for the majority of the accrual for environmental-related activities	64.60%